Annual Operating Expenses {- Fidelity Minnesota Municipal Income Fund} - 12.31 Fidelity Minnesota Municipal Income Fund PRO-09 - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund
Mar. 01, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%